Leases - Schedule of Future Lease Payments Under Operating Leases (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Schedule of Future Lease Payments Under Operating Leases [Abstract]
FY2025	¥ 2,075
FY2026	1,860
FY2027	1,143
FY2028	714
FY2029	426
FY2030	293
Total future lease payment	6,511
less: imputed interest	(531)
Represent value of future lease payments	¥ 5,980	[1]

[1]	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,843 (US$252) and RMB4,137 (US$567) for the year ended December 31, 2024, respectively.